Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000104416 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.20%
C000104416 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000104416 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.90%
C000104416 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	37.50%
C000104416 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104416 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.10%
C000104416 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.00%
C000104416 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000104416 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104416 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104416 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000104416 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000104416 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000104416 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.10%
C000104416 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000104416 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104416 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	9.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.40%
C000104416 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.80%
C000104416 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	71.50%
Percent of Total Short Exposure	(82.20%)
Percent of Net Short Exposure	(10.70%)
C000104416 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104416 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	110.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	110.90%
C000104416 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104416 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104416 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104417 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.20%
C000104417 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000104417 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.90%
C000104417 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	37.50%
C000104417 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104417 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.10%
C000104417 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.00%
C000104417 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000104417 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104417 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104417 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000104417 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000104417 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000104417 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.10%
C000104417 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000104417 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104417 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	9.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.40%
C000104417 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.80%
C000104417 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	71.50%
Percent of Total Short Exposure	(82.20%)
Percent of Net Short Exposure	(10.70%)
C000104417 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104417 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	110.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	110.90%
C000104417 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104417 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104417 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000123138 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.20%
C000123138 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000123138 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.90%
C000123138 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	37.50%
C000123138 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000123138 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.10%
C000123138 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.00%
C000123138 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000123138 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000123138 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000123138 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000123138 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000123138 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000123138 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.10%
C000123138 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000123138 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000123138 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	9.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.40%
C000123138 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.80%
C000123138 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	71.50%
Percent of Total Short Exposure	(82.20%)
Percent of Net Short Exposure	(10.70%)
C000123138 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000123138 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	110.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	110.90%
C000123138 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000123138 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000123138 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104423 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.20%
C000104423 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000104423 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.90%
C000104423 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	37.50%
C000104423 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104423 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.10%
C000104423 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.00%
C000104423 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000104423 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104423 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104423 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000104423 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000104423 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000104423 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.10%
C000104423 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000104423 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104423 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	9.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.40%
C000104423 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.80%
C000104423 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	71.50%
Percent of Total Short Exposure	(82.20%)
Percent of Net Short Exposure	(10.70%)
C000104423 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104423 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	110.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	110.90%
C000104423 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104423 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104423 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104422 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.20%
C000104422 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000104422 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.90%
C000104422 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	37.50%
C000104422 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104422 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.10%
C000104422 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.00%
C000104422 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000104422 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104422 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104422 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000104422 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000104422 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000104422 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.10%
C000104422 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000104422 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104422 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	9.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.40%
C000104422 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.80%
C000104422 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	71.50%
Percent of Total Short Exposure	(82.20%)
Percent of Net Short Exposure	(10.70%)
C000104422 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104422 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	110.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	110.90%
C000104422 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104422 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104422 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104421 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.20%
C000104421 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000104421 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.90%
C000104421 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	37.50%
C000104421 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104421 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.10%
C000104421 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.00%
C000104421 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000104421 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104421 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104421 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000104421 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000104421 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000104421 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.10%
C000104421 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000104421 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104421 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	9.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.40%
C000104421 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.80%
C000104421 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	71.50%
Percent of Total Short Exposure	(82.20%)
Percent of Net Short Exposure	(10.70%)
C000104421 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104421 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	110.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	110.90%
C000104421 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104421 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104421 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104419 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.20%
C000104419 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000104419 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.90%
C000104419 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	37.50%
C000104419 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104419 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.10%
C000104419 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.00%
C000104419 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000104419 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104419 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104419 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000104419 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000104419 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000104419 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.10%
C000104419 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000104419 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104419 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	9.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.40%
C000104419 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.80%
C000104419 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	71.50%
Percent of Total Short Exposure	(82.20%)
Percent of Net Short Exposure	(10.70%)
C000104419 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104419 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	110.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	110.90%
C000104419 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104419 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104419 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104418 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.20%
C000104418 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000104418 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.90%
C000104418 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	37.50%
C000104418 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104418 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.10%
C000104418 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.00%
C000104418 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000104418 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104418 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104418 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000104418 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000104418 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000104418 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.10%
C000104418 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000104418 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104418 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	9.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.40%
C000104418 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.80%
C000104418 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	71.50%
Percent of Total Short Exposure	(82.20%)
Percent of Net Short Exposure	(10.70%)
C000104418 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104418 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	110.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	110.90%
C000104418 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104418 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104418 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104420 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Long Exposure	43.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	43.20%
C000104420 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.70%
C000104420 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	14.90%
C000104420 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	37.50%
C000104420 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.70%
C000104420 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.10%
C000104420 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Long Exposure	23.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	23.00%
C000104420 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000104420 [Member] | Cash and Cash Equivalents Quality [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%
C000104420 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104420 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Long Exposure	10.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.20%
C000104420 [Member] | CHINA
Holdings [Line Items]
Percent of Total Long Exposure	8.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	8.70%
C000104420 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Long Exposure	7.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.20%
C000104420 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Long Exposure	7.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.10%
C000104420 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.50%
C000104420 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	6.60%
C000104420 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Long Exposure	9.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	9.40%
C000104420 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Long Exposure	7.80%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	7.80%
C000104420 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Long Exposure	71.50%
Percent of Total Short Exposure	(82.20%)
Percent of Net Short Exposure	(10.70%)
C000104420 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104420 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	110.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	110.90%
C000104420 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Long Exposure	63.70%
Percent of Total Short Exposure	(81.20%)
Percent of Net Short Exposure	(17.50%)
C000104420 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.00%
Percent of Total Short Exposure	(0.80%)
Percent of Net Long Exposure	0.20%
C000104420 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.60%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	6.40%